LOANS, FINANCING AND DEBENTURES - Movement of loans receivable (Details) - Loans, Financing And Bonds Receivable - Gross carrying amount - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCING AND LOANS
Opening balance	R$ 638,599	R$ 628,150
Effect on cash flow:
Receiving principal	(447,231)	(12,675)
Interest received	(209,698)	(57,665)
Non-cash effect:
Expected Credit Losses (ECL)	166,125	(14,566)
Loss from write-off of Itaipu receivables	0	(9,964)
Exchange rate changes	33,846	94,042
Foreign exchange variations incurred	0	11,277
Monetary variations incurred	9,552	0
Final balance	R$ 191,193	R$ 638,599